[Letterhead of Morgan, Lewis & Bockius LLP]

New York, New York

December 15, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	MP Environmental Funding LLC (“MP Funding”)
Senior Secured ROC Bonds, Environmental Control Series B (“Bonds”)

Ladies and Gentlemen:

Transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Amendment No. 3 to the Form S-1 Registration Statement (File No. 333-162749) of MP Environmental Funding LLC.

If you have further questions or comments, please feel free to contact me at (212) 309-6282, Mahendra N. Churaman (212) 309-6283 of Morgan, Lewis & Bockius LLP, or Amanda J. Skov, Esq. (724) 838-6166 of Allegheny Energy, Inc.

Very truly yours, MORGAN, LEWIS & BOCKIUS LLP Counsel to MP Environmental Funding LLC

By:	/s/ Robert J. Reger, Jr.
Robert J. Reger, Jr.

cc:	Ms. Amanda Ravitz
Branch Chief – Legal
Securities and Exchange Commission